EQUITY	6 Months Ended
Jun. 30, 2022
Equity
EQUITY

21.	EQUITY

(a)	Issued capital

	December 31,	June 30,
	2021	2022	2022
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Authorized:
10,000,000 preferred shares, no par value	—	—	—
200,000,000 common shares, no par value	—	—	—

Common shares issued and fully paid:
June 30, 2022: 40,948,082, (December 31, 2021: 40,948,082) common shares, no par value	450,782	450,782	67,286

	Number of shares	Share capital
		CNY	US$
(As adjusted)
As of January 1, 2021	36,988,082	419,091	62,556

Common shares issued through private placement	3,960,000	31,691	4,730

As of December 31, 2021 and January 1, 2022	40,948,082	450,782	67,286
	—	—	—
As of June 30, 2022	40,948,082	450,782	67,286

(b)	Other capital reserves

Other capital reserves of the Company are mainly for equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, the business combination and the deemed contribution from the Shareholder of the Company and related companies.